CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments:
Rental properties, net	$ 121,098	$ 21,592
Loans held for investment, net	11,109	16,356
Identified intangible assets, net	1,641	276
Assets of discontinued operations	9,127	9,015
Investments	142,975	47,239
Cash	29,336	14,927
Restricted cash	158	0
Stock subscriptions receivable	3,038	1,686
Tenant receivables, net	110	28
Deposits	409	59
Prepaid expenses and other assets	935	302
Deferred financing costs, net	561	222
Deferred offering costs	3,015	4,243
Total assets	180,537	68,706
Liabilities:
Mortgage note payable	9,043	0
Distribution payable	1,671	0
Due to related parties, net	671	3,914
Revolving credit facility	760	0
Accounts payable and accrued expenses	3,417	1,277
Tenant prepayments	306	85
Security deposits	815	250
Liabilities of discontinued operations	536	263
Total liabilities	17,219	5,789
Stockholders’ equity:
Preferred stock (par value $.01; 10,000,000 shares authorized, none issued)	0	0
Common stock (par value $.01; 1,000,000,000 shares authorized; 22,291,810 and 8,458,669 shares issued, respectively; and 22,277,030 and 8,454,169 shares outstanding, respectively)	223	84
Convertible stock (“promote shares”; par value $.01; 50,000 shares authorized, issued and outstanding)	1	1
Additional paid-in capital	196,089	74,258
Accumulated deficit	(32,995)	(11,426)
Total stockholders’ equity	163,318	62,917
Total liabilities and stockholders’ equity	$ 180,537	$ 68,706